Note 21 - Parent Company - Condensed Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income	$ 2,386	$ 2,462	$ 2,507	$ 2,100	$ 1,660	$ 1,343	$ 1,926	$ 1,487	$ 9,455	$ 6,416	$ 6,865
Gain on sale of investment securities									(886)	(303)	(323)
Other, net									(3,122)	330	(388)
Net cash provided by operating activities									13,920	7,801	7,182
Net (decrease) increase in short-term borrowings									6,348	32,534	21,017
Purchase of treasury stock											(6,784)
Proceeds from issuance of common stock									15,164	11,210
Cash dividends									3,358	2,318	2,153
Net cash used for financing activities									88,722	46,924	50,374
Increase (decrease) in cash									7,391	8,745	(1,889)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				32,495				23,750	32,495	23,750	25,639
CASH AND CASH EQUIVALENTS AT END OF YEAR	39,886				32,495				39,886	32,495	23,750
Common stock issued in business acquisition									20,995
Parent Company [Member]
Net income									9,455	6,416	6,865
Equity method investments, income (loss)									(340)	(4,653)	(3,587)
Stock-based compensation expense									33	29	18
Gain on sale of investment securities									(488)
Other, net									282	(484)	(503)
Net cash provided by operating activities									8,942	1,308	2,793
Acquisition, net of cash paid									(22,249)
Net (decrease) increase in short-term borrowings										(9,499)	6,363
Purchase of treasury stock											(6,784)
Proceeds from issuance of common stock									15,164	11,210
Stock options exercised									184	(6)	(7)
Proceeds from dividend reinvestment plan									540	519	651
Cash dividends									(3,358)	(2,318)	(2,153)
Net cash used for financing activities									12,530	(94)	(1,930)
Increase (decrease) in cash									(777)	1,214	863
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				$ 2,543				$ 1,329	2,543	1,329	466
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 1,766				$ 2,543				1,766	2,543	1,329
Common stock issued in business acquisition									20,995
Parent Company [Member] | Middlefield Banking Company [Member]
Equity method investments, income (loss)									(337)	(4,710)	(3,703)
Parent Company [Member] | EMORECO [Member]
Equity method investments, income (loss)									$ (3)	$ 57	$ 116